Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 4,092	$ 11,825	$ 1,581
Prepaid expenses and other current assets	2,892	3,645	1,407
Total current assets	6,984	15,470	2,988
Property and equipment, net	346	316	442
Finance lease right-of-use assets, net	297	337
Operating lease right-of-use assets	1,467	1,694	357
Investment in SAFE		1,500	1,500
Investment in Series Seed Preferred Stock	1,500
Deferred financing costs	306
Other assets	104	224	224
Total assets	11,004	19,541	5,511
Current liabilities:
Accounts payable	1,140	1,755	753
Accrued expenses and other current liabilities	809	418	840
Accounts payable and accrued expenses - related party	22	42	60
Finance lease liabilities, current	79	78
Operating lease liabilities, current	467	445	361
Total current liabilities	2,517	2,738	2,014
Finance lease liabilities, net of current amount	224	263
Operating lease liabilities, net of current amount	1,025	1,263
Warrant liability	52	163	5,113
Total liabilities	3,818	4,427	7,127
Commitments and contingencies
Shareholders’ equity
Ordinary shares, NIS 0.35 par value, 34,285,714 shares authorized as of June 30, 2024 and December 31, 2023 and 9,659,496 issued and outstanding as of June 30, 2024 and 9,018,261 issued and outstanding as of December 31, 2023	849	788
Additional paid-in capital	97,514	96,524	34,061
Accumulated deficit	(91,293)	(82,308)	(71,044)
Accumulated other comprehensive income	116	110
Total shareholders’ equity	7,186	15,114	(36,968)
Total liabilities and shareholders’ equity	$ 11,004	19,541	5,511
Series A Redeemable Convertible Preferred Stock [Member]
Current liabilities:
Temporary equity, value			6,653
Series B Redeemable Convertible Preferred Stock [Member]
Current liabilities:
Temporary equity, value			21,440
Series C Redeemable Convertible Preferred Stock [Member]
Current liabilities:
Temporary equity, value			7,259
Ordinary Shares [Member]
Shareholders’ equity
Ordinary shares, NIS 0.35 par value, 34,285,714 shares authorized as of June 30, 2024 and December 31, 2023 and 9,659,496 issued and outstanding as of June 30, 2024 and 9,018,261 issued and outstanding as of December 31, 2023		788
Common [Member]
Shareholders’ equity
Ordinary shares, NIS 0.35 par value, 34,285,714 shares authorized as of June 30, 2024 and December 31, 2023 and 9,659,496 issued and outstanding as of June 30, 2024 and 9,018,261 issued and outstanding as of December 31, 2023			$ 15